                                                                  CLASS K SHARES









                                                                      Prospectus

                                                   O C T O B E R  8, 1 9 9 9

                                                  THE MUNDER INSTITUTIONAL FUNDS
                                         Institutional S&P 500 Index Equity Fund
                                      Institutional S&P MidCap Index Equity Fund
                                    Institutional S&P SmallCap Index Equity Fund
                                          Institutional Short Term Treasury Fund
                                                 Institutional Money Market Fund









                                        As with all mutual funds, the Securities
                                                and Exchange Commission does not
                                          guarantee that the information in this
                                         prospectus is accurate or complete, nor
                                            has it approved or disapproved these
                                         securities. It is a criminal offense to
                                                                state otherwise.

Table Of Contents

 2   Risk/Return Summary

     Index Funds
 2   Goals and Main Investment Strategies
 2   Principal Risks
 3   Who May Want To Invest
 4   Performance

     Short Term Treasury Fund
 5   Goal and Main Investment Strategies
 5   Principal Risks
 5   Who May Want To Invest
 5   Performance

     Money Market Fund
 6   Goal and Main Investment Strategies
 6   Principal Risks
 6   Who May Want To Invest
 6   Performance

 7   Expenses

 8   More About Munder Institutional Funds

 11  Your Investment
 11  How To Reach The Funds
 11  Purchasing Shares
 11  Redeeming Shares
 11  Additional Policies for Purchases and Redemptions
 12  Service Agents

 13  Pricing of Fund Shares

 13  Distributions

 14  Federal Tax Considerations
 14  Taxes On Distributions
 14  Taxes On Sales
 14  Other Considerations

 15  Management
 15  Investment Advisor
 15  Year 2000

 16  Appendix

Back Cover For Additional Information

Risk/Return Summary
--------------------------------------------------------------------------------

This Risk/Return Summary briefly describes each of the Munder Institutional Funds and the principal risks of investing in the Funds. For further information on the Funds, please read the section entitled More About Munder Institutional Funds.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

SmallCap Index Equity Fund

The Fund's goal is to provide price performance and income that is comparable to the Standard & Poor's SmallCap 600 Index (S&P SmallCap 600). The S&P SmallCap 600 is an index of 600 stocks that emphasizes small capitalization companies.

The Fund invests primarily in stocks and it normally will hold the shares of at least 80% of the issuers in the S&P SmallCap 600.

The Fund may also purchase foreign securities, enter into futures contracts and lend portfolio securities, which are described below under "More About Munder Institutional Funds."

Principal Risks

The Index Funds are subject to the following principal investment risks:

 . The Index Funds will invest in the securities included in the relevant index regardless of market trends. As a result, the Index Funds cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the stock market segment relating to the relevant index.

 . An adverse event, such as an unfavorable earnings report, may depress the value of a particular stock held by an Index Fund.

 . The share price of each Index Fund will change daily based on market conditions and other factors; you may lose money if you invest in the Funds.

 . None of the Index Funds can be certain it will achieve its investment goal.

 . The MidCap Index Equity Fund and SmallCap Index Equity Fund invest in stocks of smaller companies, which may have more risks than stocks of larger companies. They may be more susceptible to market downturns, their prices may be more volatile and they may be less liquid.


Index Funds

Goals And Main Investment Strategies

S&P 500 Index Equity Fund

The Fund's goal is to provide price performance and income that is comparable to the Standard and Poor's 500 Composite Stock Price Index (S&P 500). The S&P 500 is an index of 500 stocks that emphasizes large capitalization companies.

The Fund invests primarily in stocks and it normally will hold the shares of at least 80% of the issuers in the S&P 500.

The Fund may also purchase foreign securities, enter into futures contracts and lend portfolio securities, which are described below under "More About Munder Institutional Funds."

Midcap Index Equity Fund

The Fund's goal is to provide price performance and income that is comparable to the Standard & Poor's MidCap 400 Index (S&P MidCap 400). The S&P MidCap 400 is an index of 400 stocks that emphasizes medium capitalization companies.

The Fund invests primarily in stocks and it normally will hold the shares of at least 80% of the issuers in the S&P MidCap 400.

The Fund may also purchase foreign securities, enter into futures contracts and lend portfolio securities, which are described below under "More About Munder Institutional Funds."

 Investment Approach

 . The advisor manages the Index
   Funds through a "quantitative"
   or "indexing" investment
   approach, which attempts to
   duplicate the investment
   composition and performance of
   the particular index through
   statistical procedures.

 . The advisor invests in stocks
   that are included in the
   particular index, in
   approximately the same
   proportions as they are
   represented in the index.

 . Because the Index Funds have
   operating expenses and an index
   does not, the Index Funds will
   not be able to match the
   performance of their respective
   index exactly.

 . The advisor attempts to track
   the performance of the
   particular index within a 0.95
   correlation.


Who May Want To Invest

The Index Funds may be appropriate for investors:

 . Looking to invest over the long term.

 . Able to ride out market swings.

 . Looking to invest in a diversified stock portfolio focused on a particular stock market segment.

None of the Index Funds alone provides a balanced investment program.

Performance

The chart and table below give some indication of the variability of the S&P 500 Index Equity Fund's returns by showing calendar year to year changes in the S&P 500 Index Equity Fund's performance and the risk of an investment in the S&P 500 Index Equity Fund by comparing the Fund's performance with a broad measure of market performance. Both the MidCap Index Equity Fund and SmallCap Index Equity Fund do not have a full calendar year of investment returns at the date of this prospectus. For this reason, no performance information for those Funds is provided in this prospectus.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will do in the future.

S&P 500 Index Equity Fund


Total Return*
(per calendar year)

[TABLE APPEARS HERE]

40%   30%   20%   10%   0%

28.22%    1998


                                           Highest and Lowest Return*
                                           (1998)

                                          ------------------

                                              Quarter Ending
                                          ------------------
                          Highest  21.17%  December 31, 1998
                                          ------------------
                          Lowest   -9.94% September 30, 1998


                                           Average Annual Total Returns*
                                           (through December 31, 1998)
                                          ------------------------

                                                    Life of Fund
                                           1 Year (since 10/14/97)
                                          ------------------------
                          S&P 500 Index
                           Equity Fund     28.22%      23.06%
                                          ------------------------
                          S&P 500 Compos-
                           ite Index       28.57%      23.39%

--------
*The annual returns in the bar chart, the highest and lowest return chart and the average annual total return chart are for the Fund's Class Y shares, which are not offered in this prospectus, and do not reflect a shareholder servicing fee. Performance for Class K shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

Short Term Treasury Fund

Goal And Main Investment Strategies

The Fund's goal is to provide investors with a high level of current income consistent with the preservation of capital.

The Fund invests in U.S. Treasury securities and repurchase agreements fully collateralized by U.S. Treasury securities. The Fund will purchase U.S. Treasury securities with remaining maturities of three years or less. The Fund's dollar weighted average maturity usually will not exceed two years.

The Fund may also engage in short-term trading and securities lending, which are described below under "More About Munder Institutional Funds."

Principal Risks

The Fund is subject to the following principal investment risks:

 . In general, prices of U.S. Treasury securities, like other fixed income securities, fall when interest rates rise.

 . Generally, the longer the average maturity of the securities in the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

 . The share price of the Fund will change daily based on economic and market conditions, interest rates and other factors.

 . The Fund is not a money market fund and although it seeks to maintain minimum fluctuation of principal value, you may lose money if you invest in the Fund.

 . The Fund cannot be certain it will achieve its investment goal.

Who May Want To Invest

The Fund may be appropriate for investors who desire a high level of income, liquidity and stability of principal.

The Fund alone does not provide a balanced investment program.

Performance

The Fund had not commenced operations as of the date of this Prospectus and, therefore, has no performance information to report.

Money Market Fund

Goal And Main Investment Strategies

The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

The Fund invests in U.S. dollar-denominated money market securities, including U.S. Government securities, bank obligations, commercial paper and repurchase agreements.

The Fund may also invest in foreign securities, guaranteed investment contracts, and asset-backed securities, and engage in securities lending, which are described below under "More About Munder Institutional Funds."

Principal Risks

The Fund is subject to the following principal investment risks:

 . The rate of income will vary from day to day, depending on short-term interest rates.

 . The Fund may invest more than 25% of its assets in the banking industry.
  Concentrating investments in the banking industry may involve additional risk. Banks are subject to extensive government regulation that may limit their operations. They largely depend on the availability and cost of capital funds for their profitability, which can change significantly when interest rates change.

 . Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible you may lose money by investing in the Fund. For example, a major change in interest rates or a default on a security or a repurchase agreement could cause the value of your investment to decline.

 . The Fund cannot be certain it will achieve its goal.

Who May Want To Invest

The Fund may be appropriate for investors who desire a high level of current income, liquidity and stability of principal.

The Fund alone does not provide a balanced investment program.

Performance

The Fund does not have a full calendar year of investment returns at the date of the Prospectus and, therefore, no performance information has been provided.

Expenses

The table below describes the fees and expenses that you may pay if you buy and hold Class K shares of the Munder Institutional Funds. Please note the following does not include fees that institutions may charge for services they provide to you.

Shareholder Fees
(fees paid directly from your investment)
-----------------------------------------
Maximum Sales Charge (Load) Imposed on Purchase............................ None
Sales Charge (Load) Imposed on Reinvested Dividends........................ None
Maximum Deferred Sales Charge (Load)....................................... None
Redemption Fees............................................................ None
Exchange Fees.............................................................. None

Annual Fund Operating
Expenses (expenses that       S&P 500       MidCap      SmallCap   Short Term Money
are paid from Fund assets)  Index Equity Index Equity Index Equity  Treasury  Market
as a % of net assets            Fund         Fund         Fund        Fund     Fund
--------------------------  ------------ ------------ ------------ ---------- ------
Management Fees (1)             .07%         .15%         .15%        .20%     .20%
Other Expenses
  Shareholder Servicing
   Fee                          .25%         .25%         .25%        .25%     .25%
  Other Operating Expenses
   (1)                          .25%         .73%        4.43%        .55%     .18%
                                ----        -----        -----       -----     ----
  Total Other Expenses          .50%         .98%        4.68%        .80%     .43%
                                ----        -----        -----       -----     ----
Total Annual Fund Operat-
 ing
 Expenses (1)                   .57%        1.13%        4.83%       1.00%     .63%
                                ====        =====        =====       =====     ====

--------
(1) The advisor has voluntarily agreed to waive the management fees for the S&P 500 Index Equity Fund, MidCap Index Equity Fund and SmallCap Index Equity Fund and to reimburse the Funds' operating expenses to keep the Funds' other expenses at specified levels, as set forth below. The advisor may eliminate all or part of the fee waiver and/or expense reimbursement at any time. Because of the fee waiver and expense reimbursement, the actual management fees, other operating expenses and total annual fund operating expenses would be: .00%, .09% and .34%, respectively, for the S&P 500 Index Equity Fund, .00%, .18% and .43%, respectively, for the MidCap Index Equity Fund and .00%, .18% and .43% respectively, for the SmallCap Index Equity Fund. Because of the expense reimbursement, it is estimated that other operating expenses and total annual fund operating expenses for the current fiscal year will be: .03% and .48%, respectively, for the Short Term Treasury Fund and .00% and .45%, respectively, for the Money Market Fund.

Example

This example is intended to help you compare the cost of investing in the Munder Institutional Funds to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table above and that all dividends and distributions are reinvested. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
S&P 500 Index Equity Fund.......................  $ 58  $  183  $  319   $  717
MidCap Index Equity Fund........................  $115  $  360  $  624   $1,380
SmallCap Index Equity Fund......................  $486  $1,461  $2,438   $4,893
Short Term Treasury Fund........................  $102  $  319     --       --
Money Market Fund...............................  $ 64  $  202     --       --

More About Munder Institutional Funds
--------------------------------------------------------------------------------

Index Funds

The Funds' main strategies and risks are summarized above in the section entitled Risk/Return Summary-Index Funds. Below is further information about the Funds' principal investments. The Funds may also use strategies and invest in securities described in the Statement of Additional Information.

Equity Securities The Funds invest in equity securities which include common stocks, preferred stocks, convertible preferred stocks and warrants or rights to subscribe for or purchase such securities. Securities considered for purchase by the Index Funds may be listed or unlisted.

Foreign Securities Each Fund may invest in foreign securities, which include securities issued by foreign companies and foreign governments and their agencies, instrumentalities or political subdivisions and supranational organizations. Investments by each Fund in foreign securities involve risks in addition to those of U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of higher political and economic risks and because there is less public information available about foreign companies. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies.

Futures Contracts Each Fund may, but is not required to, use futures contracts which are a type of derivative. A derivative is a financial contract whose value is based on a security, an asset or a market index. The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative. With some derivatives, there is also the risk that the other party to the contract may fail to honor its obligations, causing a loss for the Fund. The Funds will not use derivatives for speculative purposes. Rather, each Fund will use futures contracts to gain exposure to its index for its cash balances.

Securities Lending Each Fund may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

Portfolio Managers

Kenneth A. Schluchter III and Darin McBride jointly manage the S&P 500 Index Equity Fund and jointly manage the MidCap Index Equity Fund. Mr. Schluchter and Mark Drouse jointly manage the SmallCap Index Equity Fund.

Mr. Schluchter, Director of Domestic Investments of the advisor, has managed the Funds since their inception. He was previously a systems developer and data analyst for Compuware Incorporated (1993-1995).

Mr. McBride, a portfolio manager of the advisor, has also managed the S&P 500 Index Equity Fund and the MidCap Index Equity Fund since their inception. Previously, Mr. McBride was a portfolio research analyst at Flexible Plan Investments, Ltd. (1995-1997) and an account executive at Ryder Systems, Inc. (1993-1994).

Mr. Drouse has managed the SmallCap Index Equity Fund since its inception, utilizing his systems experience in quantitative investment management. Previously, he was a portfolio analyst for the advisor (1996 -1997), a systems administrator for Munder Capital Management (1995-1996) and a WAN network administrator for Comerica Bank (1993-1995).

Short Term Treasury Fund

The Fund's main strategies and risks are summarized above in the section entitled Risk/Return Summary-Short Term Treasury Fund. Below is further information about the Fund's principal investments. The Fund may also use strategies and invest in securities described in the Statement of Additional Information.

U.S. Treasury Securities Securities purchased by the Fund are direct obligations of the U.S. Treasury and are guaranteed by the full faith and credit of the U.S. Government. These securities consist of U.S. Treasury bills and U.S. Treasury notes. U.S. Treasury securities differ in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less and Treasury notes have initial maturities of one to ten years.

A portion of the U.S. Treasury Securities purchased by the Fund may be zero coupon securities. These are U.S. Treasury notes which have been stripped of their unmatured interest coupons and receipts. These securities are issued at a discount from their face value because interest payments are typically postponed until maturity. Zero coupon U.S. Treasury securities are generally more sensitive to interest rate changes than are comparable debt securities that make current distributions of interest.

Repurchase Agreements The Fund may buy U.S. Treasury securities from financial institutions with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

Short Term Trading The Fund may engage in active and frequent trading to achieve its investment goal. Frequent trading may increase transaction costs, which could detract from the Fund's performance, and may increase your tax liability.

Securities Lending The Fund may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

Portfolio Manager

Sharon E. Fayolle manages the Fund. Ms. Fayolle has been Vice President and Director of Money Market Trading for the advisor since 1996. Prior to that she managed an international portfolio for Ford Motor Company.

Money Market Fund

The Fund's main strategies and risks are summarized above in the section entitled Risk/Return Summary-Money Market Fund. Below is further information about the Fund's principal investments. The Fund may also use strategies and invest in securities described in the Statement of Additional Information.

The Fund has specific investment policies and procedures designed to maintain a constant $1.00 net asset value per share. The Fund complies with rules of the Securities and Exchange Commission, which impose certain liquidity, maturity and diversification requirements. The Fund's investments must have remaining maturities of 397 days or less and the average maturity of the Fund's investments must be 90 days or less.

Money Market Securities The Fund invests in money market securities, which are high quality, short-term debt securities that pay a fixed, variable or floating rate of interest. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Money market securities include certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper and U.S. Government securities.

U.S. Government Securities The Fund invests in U.S. Government securities, which are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

Foreign Securities The Fund may invest in U.S. dollar denominated money market securities of foreign issuers, which include securities issued by foreign companies and foreign governments and their agencies, instrumentalities or political subdivisions and supranational organizations. Investments by the Fund in foreign securities involve risks in addition to those of U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of higher political and economic risks and because there is less public information available about foreign companies.

Repurchase Agreements The Fund may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

Guaranteed Investment Contracts The Fund invests in guaranteed investment contracts. Guaranteed investment contracts are agreements of the Fund to make payments, generally to an insurance company's general account, in exchange for a minimum level of interest based on an index. Guaranteed investment contracts are considered illiquid investments and are acquired subject to the Fund's limitation on illiquid investments.

Asset-Backed Securities Subject to applicable maturity and credit criteria, the Fund may purchase securities backed by mortgages, installment sales contracts, credit card receivables or other assets. Mortgage-backed securities carry additional risks. The price and yield of these securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, these securities are generally redeemed early because the underlying mortgages are often prepaid. In that case the Fund would have to reinvest the money at a lower rate. In addition, the price or yield of mortgage-backed securities may fall if they are redeemed later than expected.

Variable and Floating Rate Securities Variable and floating rate securities have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These securities exhibit greater price variations than fixed-rate securities.

Securities Lending The Fund may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

Your Investment
-------------------------------------------------------------------------------

This section describes how to do business with the Munder Institutional Funds.

How To Reach The Funds

By telephone:
           1-800-438-5789
           Call for account information

By mail: The Munder Funds
           480 Pierce Street
           Birmingham, MI 48009

Purchasing Shares

Who May Purchase Shares
Customers (and their immediate family members) of banks and other institutions that have entered into agreements with us to provide shareholder services for customers may purchase Class K Shares. Customers may include individuals, trusts, partnerships and corporations. Each Fund also issues other classes of shares, which have different sales charges, expense levels and performance. Call (800) 438-5789 to obtain move information concerning the Funds' other classes of shares.

Purchase Price of Shares
Class K shares of the Funds are sold at the NAV next determined after a purchase order is received in proper form.

Method for Purchasing Shares
You may purchase shares through selected banks or other institutions.

Policies for Purchasing Shares
 . All share purchases are effected through a customer's account at an institution and confirmations of share purchases will be sent to the institution involved.

 . Institutions (or their nominees) will normally be the holders of record of Fund shares acting on behalf of their customers, and will reflect their customers' beneficial ownership of shares in the account statements provided by them to their customers.

 . Purchase orders must be received by the Fund's distributor or the transfer agent before the close of
 regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time).

Redeeming Shares

Redemption Price
We will redeem shares at the NAV next determined after we receive the redemption request in proper form.


Methods for Redeeming Shares
 . You may redeem shares of all Funds through your bank or other financial institution.

Policies for Redeeming Shares
 . Shares held by an institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

If we receive a redemption order for a Fund (other than the Money Market Fund) before 4:00 p.m. (Eastern time), we will normally wire payment to the redeeming institution on the next business day. If we receive a redemption order for the Money Market Fund before 12:00 noon (Eastern time), we will normally wire payment to the redeeming institution on the same business day. If an order for the Money Market Fund is received between 12:00 noon and 4:00 p.m. (Eastern time), payment is normally wired the next business day.

Additional Policies for Purchases and Redemption

 . We consider requests to be in "proper form" when all required documents are properly completed, signed and received.

 . If your purchase order payment for the Money Market Fund is received in proper form before 2:45 p.m. (Eastern time), you will receive dividends for that day. If your redemption order is received in proper form before 2:45 p.m. (Eastern time), you will not receive dividends for that day.

 . The Funds reserve the right to reject any purchase order.

 . At any time, the Funds may change any of their purchase or redemption procedures, and may suspend the sale of their shares.

 . The Funds may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission.

 . To limit the Funds' expenses, we no longer issue share certificates.

 . We will typically send redemption amounts to you within seven business days after you redeem shares. We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

 . A Fund may temporarily stop redeeming shares if:

 . the New York Stock Exchange is closed;

 . trading on the New York Stock Exchange is restricted;

 . an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets;

 . If the Securities and Exchange Commission orders the Fund to suspend redemptions.

 . If accepted by the Fund, investors may purchase shares of a Fund with securities that the Fund may hold. The advisor will determine if the securities are consistent with the Fund's objectives and policies. If accepted, the securities will be valued the same way the Fund values portfolio securities it already owns. Call the Funds at (808)-438-5789 for more information.

 . The Funds reserve the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. The shareholder may pay transaction costs to dispose of these securities.

 . We record all telephone calls for your protection and take measures to identify the caller. As long as the Funds' transfer agent takes reasonable measures to authenticate telephone requests on an investor's account, neither the Funds, the Funds' distributor nor the transfer agent will be held responsible for any losses resulting from unauthorized transactions.

 . Financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

Service Agents

Class K shares of the Funds are sold through institutions that have entered into shareholder servicing agreements with the Funds. These agreements are permitted under the Fund's Shareholder Servicing Plan. Under the agreements, the institutions provide shareholder services to their customers who are record or beneficial owners of Class K shares. In return for providing these services, the institutions are entitled to receive a fee from each Fund at an annual rate of up to 0.25% of the average daily net asset value of the Class K shares owned by their customers. Class K shares bear all fees paid to institutions under the Shareholder Servicing Plan. payments are not tied exclusively to the shareholder expenses actually incurred by the institutions and may exceed service expenses actually incurred.

Please note that Comerica Bank, an affiliate of the advisor, receives a fee from the Funds for providing shareholder services to its customers who own shares of the Funds.

In addition, the advisor may, form time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Funds and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The advisor may make such payments out of its own resources and there are no additional costs to the Funds or their shareholders.

Pricing Of Fund Shares
--------------------------------------------------------------------------------

Each Fund's NAV is calculated on each day the New York Stock Exchange is open. NAV is the value of a single share of a Fund. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities and (3) dividing that amount by the total number of shares owned by shareholders.

Index Funds And Short Term Treasury Fund

The Funds calculate NAV as of the close of business on the New York Stock Exchange, normally 4:00 p.m. Eastern time. If the New York Stock Exchange closes early, the Funds will accelerate their calculation of NAV and transaction deadlines to that time.

Each Fund generally values the securities held in the Fund based on market quotations and valuations provided by independent pricing services. If quotations are not readily available or if the advisor believes that events occurring after the close of a foreign exchange have rendered the quotations unreliable, the Fund may use fair-value estimates instead. A Fund that uses fair value to price securities may value those securities higher or lower than a fund that uses market quotations.

Foreign securities are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade in their primary markets on weekends or other days when the Fund does not price its shares. Therefore, the value of the portfolio of a Fund holding foreign securities may change on days when shareholders will not be able to buy or sell their shares.

Money Market Fund

The Money Market Fund calculates NAV as of 3:00 p.m. Eastern time and as of the close of the New York Stock Exchange, normally 4:00 p.m., Eastern time. In determining the Money Market Fund's NAV, securities are valued at amortized cost, which is approximately equal to market value. If the New York Stock Exchange closes early, the Fund will accelerate its calculation of NAV and transaction deadlines to that time.

Distributions
--------------------------------------------------------------------------------

Shareholders are entitled to their share of a Fund's net income and gains on its investments. Each Fund passes substantially all of its earnings along to its shareholders as distributions. When a Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. A Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution. Dividend distributions may be made several times a year, while capital gain distributions are generally made on an annual basis.

Index Funds

These Funds pay dividends quarterly.

Short Term Treasury Fund

This Fund pays dividends monthly.

Money Market Fund

Dividend distributions are declared daily and paid monthly. If a purchase order is accepted by 3:00 p.m. Eastern time, the investor will receive dividends for that day. If a redemption order is received before 3:00 p.m. Eastern time, the redeeming shareholder will not receive dividends for that day.

All Funds

Shareholders will receive distributions from a Fund in additional shares of that Fund unless they elect to receive distributions in cash.

Federal Tax Considerations
--------------------------------------------------------------------------------

Investments in a Fund will have tax consequences that investors should consider. This section describes some of the more common federal tax consequences, but investors should consult their tax adviser about the investor's own particular situation.

Taxes On Distributions

Shareholders will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether the shareholder receives the distributions in cash or additional shares of the Fund. Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax a shareholder pays on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long the shareholder held the Fund shares.

The Money Market Fund and the Short Term Treasury Fund expect that their distributions will consist primarily of ordinary income. The Index Funds expect that their distributions will consist primarily of capital gains.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Funds will send shareholders information detailing the amount of ordinary income and capital gains paid to the shareholder for the previous year.

Taxes On Sales

If a shareholder sells shares of a Fund, the shareholder generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting the shareholder's tax basis in the shares from the redemption proceeds. Because a shareholder's tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, shareholders should be sure to keep account statements so that they or their tax preparers will be able to determine whether a sale will result in a taxable gain.

Other Considerations

If an investor buys shares of a Fund just before the Fund makes any distribution, the investor will receive some of the purchase price back in the form of a taxable distribution.

By law, the Funds must withhold a portion of a shareholder's distributions and redemptions proceeds to pay federal income taxes if the shareholder has not provided complete, correct taxpayer information.

Management
--------------------------------------------------------------------------------

Investment Advisor

Munder Capital Management ("MCM"), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of each Fund other than S&P 500 Index Equity Fund, MidCap Index Equity Fund and SmallCap Index Equity Fund. World Asset Management, ("World"), 255 East Brown Street, Birmingham, Michigan 48009, is the investment advisor of the Index Funds. World is a wholly-owned subsidiary of MCM. As of June 30, 1999, MCM and its affiliates had approximately $55.1 billion in assets under management, of which $30.2 billion were invested in equity securities, $9.4 billion were invested in money market or other short-term instruments, $9.0 billion were invested in other fixed income securities, and $6.5 billion in non-discretionary assets. As of June 30, 1999, World had approximately $20.4 billion in assets under management, of which $15.96 billion were invested in domestic equity securities, $3.9 billion were invested in international equity securities and $0.5 billion were invested in other fixed income securities.

The advisors provide overall investment management for the Funds, provides research and credit analysis and is responsible for all purchases and sales of portfolio securities.

World is entitled to receive an annual fee equal to 0.07% of the average daily net assets of the S&P 500 Index Equity Fund, and 0.15% of the average daily net assets of the MidCap Index Equity Fund and SmallCap Index Equity Fund. MCM is entitled to receive an annual fee equal to 0.20% of the average daily net assets of the Short Term Treasury Fund and 0.20% of the average daily net assets of the Money Market Fund.

The advisors may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Funds and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The advisors may make such payments out of their own resources and there are no additional costs to the Funds or their shareholders.

Year 2000

Like other mutual funds, financial institutions and business organizations and individuals around the world, each Fund could be adversely affected if the computer systems used by the advisor and the Fund's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The advisor is taking steps that it believes are reasonably designed to address year 2000 computer-related problems with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by a Fund's other, major service providers. Although there can be no assurances, the advisor believes that these steps will be sufficient to avoid any adverse impact on any of the Funds. Similarly, the companies and other issuers in which a Fund invests could be adversely affected by year 2000 computer-related problems, and there can be no assurance that the steps taken, if any, by these issuers will be sufficient to avoid any adverse impact on a Fund.

Appendix
--------------------------------------------------------------------------------

Standard & Poor's Indexes

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard and Poor's 500", "S&P SmallCap 600(R)", Standard & Poor's SmallCap 600", "600", "500", "S&P MidCap 400", "Standard & Poor's MidCap 400" and "400", are trademarks of McGraw-Hill Companies, Inc. (McGraw-Hill) and have been licensed for use by the Company. Standard and Poor's Ratings Service (S&P) is a division of McGraw-Hill.

The Funds are not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500 or the S&P MidCap 400 to track general stock market performance. S&P's only relationship to the Munder Institutional Funds is the licensing of certain trademarks and trade names of S&P and of the indexes which are determined, composed and calculated by S&P without regard to the Munder Institutional Funds. S&P has no obligation to take the needs of the Company or the owners of the Funds into consideration in determining, composing or calculating the Indexes. S&P is not responsible for and has not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

S&P does not guarantee the accuracy and/or the completeness of the Indexes or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Munder Institutional Funds, owners of the Funds, or any other person or entity from the use of the Indexes or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability of fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

For More Information


More information about The Munder Institutional Funds is available free upon request, including the following:

Annual/Semi-Annual Reports

Additional information about the Index Funds' investments is available in the Index Funds' annual and semi-annual reports to shareholders. In Index Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Funds. In addition, you will also receive updated Prospectuses or Supplements to this Prospectus. In order to eliminate duplicate mailings, the Funds will only send one copy of the above communications to (1) accounts with the same primary record owner, (2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.

Statement of Additional Information

Provides more details about all of the funds and their policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (is legally considered part of this prospectus).

SEC file number: 811-4038
PROINSTK1099

Investment Advisor: Munder Capital Management
Distributed by: Funds Distributor, Inc.


To Obtain Information:

By telephone
Call 1-800-438-5789

By mail Write to:
The Munder Funds
480 Pierce Street
Birmingham, MI 48009

On the Internet Text-only versions of fund documents can be viewed online or downloaded from:
     Securities and Exchange Commission
     http://www.sec.gov

You can also obtain copies by visiting the Securities and Exchange Commission's Public
Reference Room in Washington, DC (phone
1-800-SEC-0330) or by sending your request and a duplicating fee to the Securities and Exchange Commission's Public Reference
Section, Washington, DC 2054-6009.

                                                                  CLASS Y SHARES









                                                                      Prospectus


                                                      O C T O B E R  8 , 1 9 9 9

                                                  THE MUNDER INSTITUTIONAL FUNDS
                                         Institutional S&P 500 Index Equity Fund
                                      Institutional S&P MidCap Index Equity Fund
                                    Institutional S&P SmallCap Index Equity Fund
                                          Institutional Short Term Treasury Fund
                                                 Institutional Money Market Fund









                                        As with all mutual funds, the Securities
                                                and Exchange Commission does not
                                          guarantee that the information in this
                                         prospectus is accurate or complete, nor
                                            has it approved or disapproved these
                                         securities. It is a criminal offense to
                                                                state otherwise.

Table Of Contents

 2   Risk/Return Summary

     Index Funds
 2   Goals and Main Investment Strategies
 2   Principal Risks
 3   Who May Want To Invest
 4   Performance

     Short Term Treasury Fund
 5   Goal and Main Investment Strategies
 5   Principal Risks
 5   Who May Want To Invest
 5   Performance

     Money Market Fund
 6   Goal and Main Investment Strategies
 6   Principal Risks
 6   Who May Want To Invest
 6   Performance

 7   Expenses

 8   More About Munder Institutional Funds

 11  Your Investment
 11  How To Reach The Funds
 11  Purchasing Shares
 11  Redeeming Shares
 11  Additional Policies for Purchases and Sales

 13  Pricing of Fund Shares

 13  Distributions

 14  Federal Tax Considerations
 14  Taxes On Distributions
 14  Taxes On Sales
 14  Other Considerations

 15  Management
 15  Investment Advisor
 15  Year 2000

 16  Financial Highlights

 18  Appendix

Back Cover For Additional Information

Risk/Return Summary
--------------------------------------------------------------------------------

This Risk/Return Summary briefly describes each of the Munder Institutional Funds and the principal risks of investing in the Funds. For further information on the Funds, please read the section entitled More About Munder Institutional Funds.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

SmallCap Index Equity Fund

The Fund's goal is to provide price performance and income that is comparable to the Standard & Poor's SmallCap 600 Index (S&P SmallCap 600). The S&P SmallCap 600 is an index of 600 stocks that emphasizes small capitalization companies.

The Fund invests primarily in stocks and it normally will hold the shares of at least 80% of the issuers in the S&P SmallCap 600.

The Fund may also purchase foreign securities, enter into futures contracts and lend portfolio securities, which are described below under "More About Munder Institutional Funds."

Principal Risks

The Index Funds are subject to the following principal investment risks:

 . The Index Funds will invest in the securities included in the relevant index regardless of market trends. As a result, the Index Funds cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the stock market segment relating to the relevant index.

 . An adverse event, such as an unfavorable earnings report, may depress the value of a particular stock held by an Index Fund.

 . The share price of each Index Fund will change daily based on market conditions and other factors; you may lose money if you invest in the Funds.

 . None of the Index Funds can be certain it will achieve its investment goal.

 . The MidCap Index Equity Fund and SmallCap Index Equity Fund invest in stocks of smaller companies, which may have more risks than stocks of larger companies. They may be more susceptible to market downturns, their prices may be more volatile and they may be less liquid.

Index Funds

Goals And Main Investment Strategies

S&P 500 Index Equity Fund

The Fund's goal is to provide price performance and income that is comparable to the Standard and Poor's 500 Composite Stock Price Index (S&P 500). The S&P 500 is an index of 500 stocks that emphasizes large capitalization companies.

The Fund invests primarily in stocks and it normally will hold the shares of at least 80% of the issuers in the S&P 500.

The Fund may also purchase foreign securities, enter into futures contracts and lend portfolio securities, which are described below under "More About Munder Institutional Funds."

Midcap Index Equity Fund

The Fund's goal is to provide price performance and income that is comparable to the Standard & Poor's MidCap 400 Index (S&P MidCap 400). The S&P MidCap 400 is an index of 400 stocks that emphasizes medium capitalization companies.

The Fund invests primarily in stocks and it normally will hold the shares of at least 80% of the issuers in the S&P MidCap 400.

The Fund may also purchase foreign securities, enter into futures contracts and lend portfolio securities, which are described below under "More About Munder Institutional Funds."

 Investment Approach

 . The advisor manages the Index
   Funds through a "quantitative"
   or "indexing" investment
   approach, which attempts to
   duplicate the investment
   composition and performance of
   the particular index through
   statistical procedures.

 . The advisor invests in stocks
   that are included in the
   particular index, in
   approximately the same
   proportions as they are
   represented in the index.

 . Because the Index Funds have
   operating expenses and an index
   does not, the Index Funds will
   not be able to match the
   performance of their respective
   index exactly.

 . The advisor attempts to track
   the performance of the
   particular index within a 0.95
   correlation.


Who May Want To Invest

The Index Funds may be appropriate for investors:

 . Looking to invest over the long term.

 . Able to ride out market swings.

 . Looking to invest in a diversified stock portfolio focused on a particular stock market segment.

None of the Index Funds alone provides a balanced investment program.

Performance

The chart and table below give some indication of the variability of the S&P 500 Index Equity Fund's returns by showing calendar year to year changes in the S&P 500 Index Equity Fund's performance and the risk of an investment in the S&P 500 Index Equity Fund by comparing the Fund's performance with a broad measure of market performance. Both the MidCap Index Equity Fund and SmallCap Index Equity Fund do not have a full calendar year of investment returns at the date of this prospectus. For this reason, no performance information for those Funds is provided in this prospectus.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will do in the future.

S&P 500 Index Equity Fund

Total Return
(per calendar year)

[TABLE APPEARS HERE]

40%   30%   20%   10%   0%

28.22%    1998

                                           Highest and Lowest Return
                                           (1998)
                                          ------------------
                                              Quarter Ending
                                          ------------------
                          Highest  21.17%  December 31, 1998
                                          ------------------
                          Lowest   -9.94% September 30, 1998

                                           Average Annual Total Returns
                                           (through December 31, 1998)
                                          ------------------------
                                                    Life of Fund
                                           1 Year (since 10/14/97)
                                          ------------------------
                          S&P 500 Index
                           Equity Fund     28.22%      23.06%
                                          ------------------------
                          S&P 500 Compos-
                           ite Index       28.57%      23.39%

Short Term Treasury Fund

Goal And Main Investment Strategies

The Fund's goal is to provide investors with a high level of current income consistent with the preservation of capital.

The Fund invests in U.S. Treasury securities and repurchase agreements fully collateralized by U.S. Treasury securities. The Fund will purchase U.S. Treasury securities with remaining maturities of three years or less. The Fund's dollar weighted average maturity usually will not exceed two years.

The Fund may also engage in short-term trading and securities lending, which are described below under "More About Munder Institutional Funds."

Principal Risks

The Fund is subject to the following principal investment risks:

 . In general, prices of U.S. Treasury securities, like other fixed income securities, fall when interest rates rise.

 . Generally, the longer the average maturity of the securities in the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

 . The share price of the Fund will change daily based on economic and market conditions, interest rates and other factors.

 . The Fund is not a money market fund and although it seeks to maintain minimum fluctuation of principal value, you may lose money if you invest in the Fund.

 . The Fund cannot be certain it will achieve its investment goal.

Who May Want To Invest

The Fund may be appropriate for investors who desire a high level of income, liquidity and stability of principal.

The Fund alone does not provide a balanced investment program.

Performance

The Fund had not commenced operations as of the date of this Prospectus and, therefore, has no performance information to report.

Money Market Fund

Goal And Main Investment Strategies

The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

The Fund invests in U.S. dollar-denominated money market securities, including U.S. Government securities, bank obligations, commercial paper and repurchase agreements.

The Fund may also invest in foreign securities, guaranteed investment contracts, and asset-backed securities, and engage in securities lending, which are described below under "More About Munder Institutional Funds."

Principal Risks

The Fund is subject to the following principal investment risks:

 . The rate of income will vary from day to day, depending on short-term interest rates.

 . The Fund may invest more than 25% of its assets in the banking industry.
  Concentrating investments in the banking industry may involve additional risk. Banks are subject to extensive government regulation that may limit their operations. They largely depend on the availability and cost of capital funds for their profitability, which can change significantly when interest rates change.

 . Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible you may lose money by investing in the Fund. For example, a major change in interest rates or a default on a security or a repurchase agreement could cause the value of your investment to decline.

 . The Fund cannot be certain it will achieve its goal.

Who May Want To Invest

The Fund may be appropriate for investors who desire a high level of current income, liquidity and stability of principal.

The Fund alone does not provide a balanced investment program.

Performance

The Fund does not have a full calendar year of investment returns at the date of the Prospectus and, therefore, no performance information has been provided.

Expenses

The table below describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Munder Institutional Funds. Please note the following information does not include fees that institutions may charge for services they provide to you.

Shareholder Fees
(fees paid directly from your investment)
-----------------------------------------
Maximum Sales Charge (Load) Imposed on Purchase............................ None
Sales Charge (Load) Imposed on Reinvested Dividends........................ None
Maximum Deferred Sales Charge (Load)....................................... None
Redemption Fees............................................................ None
Exchange Fees.............................................................. None

Annual Fund Operating
Expenses (expenses that
are paid from Fund         S&P 500       MidCap      SmallCap   Short Term Money
assets) as a % of net    Index Equity Index Equity Index Equity  Treasury  Market
assets                       Fund         Fund         Fund        Fund     Fund
-----------------------  ------------ ------------ ------------ ---------- ------
Management Fees(1)......     .07%         .15%        0.15%        .20%     .20%
Other Expenses(1).......     .25%         .73%        4.43%        .55%     .18%
                             ---          ---         -----        ---      ---
Total Annual Fund Oper-
 ating Expenses(1)......     .32%         .88%        4.58%        .75%     .38%
                             ===          ===         =====        ===      ===

--------
(1) The advisor has voluntarily agreed to waive the management fees for the S&P 500 Index Equity Fund, MidCap Index Equity Fund and SmallCap Index Equity Fund and to reimburse the Funds' operating expenses to keep the Funds' other expenses at specified levels, as set forth below. The advisor may eliminate all or part of the fee waiver and/or expense reimbursement at any time. Because of the fee waiver and expense reimbursement, the actual management fees, other operating expenses and total annual fund operating expense for the last fiscal year were: .00%, .09% and .09%, respectively, for the S&P 500 Index Equity Fund, .00%, .18% and .18%, respectively, for the MidCap Index Equity Fund and .00%, .18% and .18%, respectively, for the SmallCap Index Equity Fund. Because of the expense reimbursement, it is estimated that other operating expenses and total annual fund operating expenses for the current fiscal year will be: .03% and .23%, respectively, for the Short Term Treasury Fund and .00% and .20%, respectively, for the Money Market Fund.

Example

This example is intended to help you compare the cost of investing in the Munder Institutional Funds to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table above and that all dividends and distributions are reinvested. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
S&P 500 Index Equity Fund.......................  $ 33  $  103  $  180   $  408
MidCap Index Equity Fund........................  $ 90  $  281  $  489   $1,089
SmallCap Index Equity Fund......................  $462  $1,390  $2,326   $4,698
Short Term Treasury Fund........................  $ 77  $  240     --       --
Money Market Fund...............................  $ 39  $  122     --       --

More About Munder Institutional Funds
--------------------------------------------------------------------------------

Index Funds

The Funds' main strategies and risks are summarized above in the section entitled Risk/Return Summary-Index Funds. Below is further information about the Funds' principal investments. The Funds may also use strategies and invest in securities described in the Statement of Additional Information.

Equity Securities The Funds invest in equity securities which include common stocks, preferred stocks, convertible preferred stocks and warrants or rights to subscribe for or purchase such securities. Securities considered for purchase by the Index Funds may be listed or unlisted.

Foreign Securities Each Fund may invest in foreign securities, which include securities issued by foreign companies and foreign governments and their agencies, instrumentalities or political subdivisions and supranational organizations. Investments by each Fund in foreign securities involve risks in addition to those of U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of higher political and economic risks and because there is less public information available about foreign companies. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies.

Futures Contracts Each Fund may, but is not required to, use futures contracts which are a type of derivative. A derivative is a financial contract whose value is based on a security, an asset or a market index. The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative. With some derivatives, there is also the risk that the other party to the contract may fail to honor its obligations, causing a loss for the Fund. The Funds will not use derivatives for speculative purposes. Rather, each Fund will use futures contracts to gain exposure to its index for its cash balances.

Securities Lending Each Fund may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

Portfolio Managers

Kenneth A. Schluchter III and Darin McBride jointly manage the S&P 500 Index Equity Fund and jointly manage the MidCap Index Equity Fund. Mr. Schluchter and Mark Drouse jointly manage the SmallCap Index Equity Fund.

Mr. Schluchter, Director of Domestic Investments of the advisor, has managed the Funds since their inception. He was previously a systems developer and data analyst for Compuware Incorporated (1993-1995).

Mr. McBride, a portfolio manager of the advisor, has also managed the S&P 500 Index Equity Fund and the MidCap Index Equity Fund since their inception. Previously, Mr. McBride was a portfolio research analyst at Flexible Plan Investments, Ltd. (1995-1997) and an account executive at Ryder Systems, Inc. (1993-1994).

Mr. Drouse has managed the SmallCap Index Equity Fund since its inception, utilizing his systems experience in quantitative investment management. Previously, he was a portfolio analyst for the advisor (1996-1997), a systems administrator for Munder Capital Management (1995-1996) and a WAN network administrator for Comerica Bank (1993-1995).

Short Term Treasury Fund

The Fund's main strategies and risks are summarized above in the section entitled Risk/Return Summary-Short Term Treasury Fund. Below is further information about the Fund's principal investments. The Fund may also use strategies and invest in securities described in the Statement of Additional Information.

U.S. Treasury Securities Securities purchased by the Fund are direct obligations of the U.S. Treasury and are guaranteed by the full faith and credit of the

U.S. Government. These securities consist of U.S. Treasury bills and U.S. Treasury notes. U.S. Treasury securities differ in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less and Treasury notes have initial maturities of one to ten years.

A portion of the U.S. Treasury Securities purchased by the Fund may be zero coupon securities. These are U.S. Treasury notes which have been stripped of their unmatured interest coupons and receipts. These securities are issued at a discount from their face value because interest payments are typically postponed until maturity. Zero coupon U.S. Treasury securities are generally more sensitive to interest rate changes than are comparable debt securities that make current distributions of interest.

Repurchase Agreements The Fund may buy U.S. Treasury securities from financial institutions with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

Short Term Trading The Fund may engage in active and frequent trading to achieve its investment goal. Frequent trading may increase transaction costs, which could detract from the Fund's performance, and may increase your tax liability.

Securities Lending The Fund may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

Portfolio Manager

Sharon E. Fayolle manages the Fund. Ms. Fayolle has been Vice President and Director of Money Market Trading for the advisor since 1996. Prior to that she managed an international portfolio for Ford Motor Company.

Money Market Fund

The Fund's main strategies and risks are summarized above in the section entitled Risk/Return Summary-Money Market Fund. Below is further information about the Fund's principal investments. The Fund may also use strategies and invest in securities described in the Statement of Additional Information.

The Fund has specific investment policies and procedures designed to maintain a constant $1.00 net asset value per share. The Fund complies with rules of the Securities and Exchange Commission, which impose certain liquidity, maturity and diversification requirements. The Fund's investments must have remaining maturities of 397 days or less and the average maturity of the Fund's investments must be 90 days or less.

Money Market Securities The Fund invests in money market securities, which are high quality, short-term debt securities that pay a fixed, variable or floating rate of interest. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security's maturity. Money market securities include certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper and U.S. Government securities.

U.S. Government Securities The Fund invests in U.S. Government securities, which are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

Foreign Securities The Fund may invest in U.S. dollar denominated money market securities of foreign issuers, which include securities issued by foreign companies and foreign governments and their agencies, instrumentalities or political subdivisions and supranational organizations. Investments by the Fund in foreign securities involve risks in addition to those of U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of higher political and economic risks and because there is less public information available about foreign companies.

Repurchase Agreements The Fund may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

Guaranteed Investment Contracts The Fund invests in guaranteed investment contracts. Guaranteed investment contracts are agreements of the Fund to make payments, generally to an insurance company's general account, in exchange for a minimum level of interest based on an index. Guaranteed investment contracts are considered illiquid investments and are acquired subject to the Fund's limitation on illiquid investments.

Asset-Backed Securities Subject to applicable maturity and credit criteria, the Fund may purchase securities backed by mortgages, installment sales contracts, credit card receivables or other assets. Mortgage-backed securities carry additional risks. The price and yield of these securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, these securities are generally redeemed early because the underlying mortgages are often prepaid. In that case the Fund would have to reinvest the money at a lower rate. In addition, the price or yield of mortgage-backed securities may fall if they are redeemed later than expected.

Variable and Floating Rate Securities Variable and floating rate securities have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These securities exhibit greater price variations than fixed-rate securities.

Securities Lending The Fund may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

Your Investment
--------------------------------------------------------------------------------

This section describes how to do business with the Munder Institutional Funds.

How To Reach The Funds

By telephone:
           1-800-438-5789
           Call for account information

By mail: The Munder Funds
           480 Pierce Street
           Birmingham, MI 48009

Purchasing Shares

Who May Purchase Shares
The following persons may purchase shares of the Funds:

 . fiduciary and discretionary accounts of institutions

 . high net worth individuals

 . institutional investors (including: banks, savings institutions, credit unions and other financial institutions, corporations, foundations, partnerships, pension and profit sharing and employee benefit plans and trusts and insurance companies, investment companies, investment advisors and broker-dealers acting for their own accounts or for the accounts of their clients).

How To Purchase Shares
The minimum initial investment for each fund is as follows:

  . S&P 500 Index Equity
    Fund                     $ 3,000,000
----------------------------------------
  . MidCap Index Equity
    Fund and SmallCap Index
    Equity Fund                   $1,000
----------------------------------------
  . Short Term Treasury
    Fund and Money Market
    Fund                     $10,000,000


There is no minimum for additional investments.

Shares of the Funds are sold at the net asset value per share (NAV) next determined after a purchase order is received.

Investors may purchase shares directly through the distributor or the transfer agent or through arrangements with institutions. Purchase orders must be received by the distributor or the transfer agent before the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). Investors may pay for shares in federal funds or other funds that are immediately available to the Funds' sub-custodian by no later than 4:00 p.m. (Eastern time) on the next business day following receipt of the purchase order. Institutions acting on an investor's behalf are responsible for transmitting orders and funds by the deadline. If you purchase shares through an institution, the institution may charge for its services.

Redeeming Shares

How To Redeem Shares
Redemption requests are effected at the NAV next determined after the transfer agent receives the order.

Shares held by an institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

The transfer agent may charge a fee of $7.50 for wire redemptions under $5,000.

If we receive a redemption order before 4:00 p.m. (Eastern time), we will normally wire payment to the redeeming institution on the next business day.

Additional Policies For Purchases And Sales

 . All orders to purchase shares are subject to acceptance by the Funds.

 . At any time, the Funds may change any of its order acceptance practices, and may suspend the sale of its shares.

 . The Funds may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission.

 . To limit Fund expenses, we do not issue share certificates.

 . A Fund may temporarily stop redeeming shares if:

 . the New York Stock Exchange is closed;

 . trading on the New York Stock Exchange is restricted;

 . an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets.

 . If accepted by the Fund, investors may purchase shares of a Fund with securities they own. The advisor will determine if the securities are consistent with the Fund's objectives and policies. If accepted, the securities will be valued the same way the Fund values portfolio securities it already owns. Call 1-800-438-5789 for more information.

 . The Funds reserve the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. The shareholder may pay transaction costs to dispose of these securities.

 . As long as the Funds take reasonable measures to authenticate telephone requests on an investor's account, neither the Funds, the distributor nor the transfer agent will be held responsible for unauthorized transactions.

Pricing Of Fund Shares
--------------------------------------------------------------------------------

Each Fund's NAV is calculated on each day the New York Stock Exchange is open. NAV is the value of a single share of a Fund. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities and (3) dividing that amount by the total number of shares owned by shareholders.

Index Funds And Short Term Treasury Fund

The Funds calculate NAV as of the close of business on the New York Stock Exchange, normally 4:00 p.m. Eastern time. If the New York Stock Exchange closes early, the Funds will accelerate their calculation of NAV and transaction deadlines to that time.

Each Fund generally values the securities held in the Fund based on market quotations and valuations provided by independent pricing services. If quotations are not readily available or if the advisor believes that events occurring after the close of a foreign exchange have rendered the quotations unreliable, the Fund may use fair-value estimates instead. A Fund that uses fair value to price securities may value those securities higher or lower than a fund that uses market quotations.

Foreign securities are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade in their primary markets on weekends or other days when the Fund does not price its shares. Therefore, the value of the portfolio of a Fund holding foreign securities may change on days when shareholders will not be able to buy or sell their shares.

Money Market Fund

The Money Market Fund calculates NAV as of 3:00 p.m. Eastern time and as of the close of the New York Stock Exchange, normally 4:00 p.m., Eastern time. In determining the Money Market Fund's NAV, securities are valued at amortized cost, which is approximately equal to market value. If the New York Stock Exchange closes early, the Fund will accelerate its calculation of NAV and transaction deadlines to that time.

Distributions
--------------------------------------------------------------------------------

Shareholders are entitled to their share of a Fund's net income and gains on its investments. Each Fund passes substantially all of its earnings along to its shareholders as distributions. When a Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. A Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution. Dividend distributions may be made several times a year, while capital gain distributions are generally made on an annual basis.

Index Funds

These Funds pay dividends quarterly.

Short Term Treasury Fund

This Fund pays dividends monthly.

Money Market Fund

Dividend distributions are declared daily and paid monthly. If a purchase order is accepted by 3:00 p.m. Eastern time, the investor will receive dividends for that day. If a redemption order is received before 3:00 p.m. Eastern time, the redeeming shareholder will not receive dividends for that day.

All Funds

Shareholders will receive distributions from a Fund in additional shares of that Fund unless they elect to receive distributions in cash.

Federal Tax Considerations
--------------------------------------------------------------------------------

Investments in a Fund will have tax consequences that investors should consider. This section describes some of the more common federal tax consequences, but investors should consult their tax adviser about the investor's own particular situation.

Taxes On Distributions

Shareholders will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether the shareholder receives the distributions in cash or additional shares of the Fund. Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax a shareholder pays on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long the shareholder held the Fund shares.

The Money Market Fund and the Short Term Treasury Fund expect that their distributions will consist primarily of ordinary income. The Index Funds expect that their distributions will consist primarily of capital gains.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Funds will send shareholders information detailing the amount of ordinary income and capital gains paid to the shareholder for the previous year.

Taxes On Sales

If a shareholder sells shares of a Fund, the shareholder generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting the shareholder's tax basis in the shares from the redemption proceeds. Because a shareholder's tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, shareholders should be sure to keep account statements so that they or their tax preparers will be able to determine whether a sale will result in a taxable gain.

Other Considerations

If an investor buys shares of a Fund just before the Fund makes any distribution, the investor will receive some of the purchase price back in the form of a taxable distribution.

By law, the Funds must withhold a portion of a shareholder's distributions and redemptions proceeds to pay federal income taxes if the shareholder has not provided complete, correct taxpayer information.

Management
--------------------------------------------------------------------------------

Investment Advisor

Munder Capital Management ("MCM"), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of each Fund other than S&P 500 Index Equity Fund, MidCap Index Equity Fund and SmallCap Index Equity Fund. World Asset Management, ("World"), 255 East Brown Street, Birmingham, Michigan 48009, is the investment advisor of the Index Funds. World is a wholly-owned subsidiary of MCM. As of June 30, 1999, MCM and its affiliates had approximately $55.1 billion in assets under management, of which $30.2 were invested in equity securities, $9.4 billion were invested in money market or other short-term instruments, $9.0 billion were invested in other fixed income securities, and $6.5 billion in non-discretionary assets. As of June 30, 1999, World had approximately $20.4 billion in assets under management, of which $15.96 billion were invested in domestic equity securities, $3.9 billion were invested in international equity securities and $0.5 billion were invested in other fixed income securities.

The advisors provide overall investment management for the Funds, provides research and credit analysis and is responsible for all purchases and sales of portfolio securities.

For the fiscal year ended December 31, 1998, the S&P 500 Index Equity Fund paid the advisor a fee equal to 0.00% of its average daily net assets. Because the advisor agreed to reimburse certain of the Fund's expenses, the payment was less than the Fund's contractual advisory fee of 0.07% of its average daily net assets. The advisor may discontinue or change its voluntary reimbursement at any time. The advisors are entitled to receive an annual fee equal to 0.15% of the average daily net assets of the MidCap Index Equity Fund and SmallCap Index Equity Fund,0.20% of the average daily net assets of the Short Term Treasury Fund and 0.20% of the average daily net assets of the Money Market Fund.

The advisors may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Funds and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The advisors may make such payments out of their own resources and there are no additional costs to the Funds or their shareholders.

Year 2000

Like other mutual funds, financial institutions and business organizations and individuals around the world, each Fund could be adversely affected if the computer systems used by the advisor and the Fund's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The advisor is taking steps that it believes are reasonably designed to address year 2000 computer-related problems with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by a Fund's other, major service providers. Although there can be no assurances, the advisor believes that these steps will be sufficient to avoid any adverse impact on any of the Funds. Similarly, the companies and other issuers in which a Fund invests could be adversely affected by year 2000 computer-related problems, and there can be no assurance that the steps taken, if any, by these issuers will be sufficient to avoid any adverse impact on a Fund.

Financial Highlights
--------------------------------------------------------------------------------

The financial highlights table is intended to help shareholders understand the Funds' financial performance for the period of the Funds' operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The Money Market Fund commenced operations on January 4, 1999. As of the date of this Prospectus, the Short Term Treasury Fund has not commenced operations. The information has been audited by Ernst & Young LLP, whose report along with the Funds' financial statements, are included in the annual report, which is available upon request.

                                                                     MidCap
                                                                      Index
                                               S&P 500 Index         Equity
                                              Equity Fund (a)       Fund (a)
                                             -------------------    ---------
                                               Year     Period       Period
                                              Ended      Ended        Ended
                                             12/31/98  12/31/97     12/31/98
                                             --------  ---------    ---------
Net asset value, beginning of period........ $ 10.00    $ 10.00      $ 10.00
                                             -------    -------      -------
Income from investment operations:
Net investment income.......................    0.17       0.04         0.11
Net realized and unrealized gain on invest-
 ments......................................    2.63       0.00(d)      1.34
                                             -------    -------      -------
Total from investment operations............    2.80       0.04         1.45
                                             -------    -------      -------
Less distributions:
Distributions from net investment income....   (0.17)     (0.04)       (0.11)
                                             -------    -------      -------
Distributions from net realized gains.......   (0.14)        --        (0.26)
                                             -------    -------      -------
Total distributions.........................   (0.31)     (0.04)       (0.37)
                                             -------    -------      -------
Net asset value, end of period.............. $ 12.49    $ 10.00      $ 11.08
                                             =======    =======      =======
Total return (b)............................   28.22%      0.39%       15.04%
                                             =======    =======      =======
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's)........ $69,032    $63,999      $10,853
Ratio of operating expenses to average net
 assets.....................................    0.09%      0.09%(c)     0.18%(c)
Ratio of net investment income to average
 net assets.................................    1.44%      1.76%(c)     1.20%(c)
Ratio of operating expenses to average net
 assets
 without expenses reimbursed................    0.32%      0.61%(c)     0.88%(c)
Portfolio turnover..........................       6%         0%          37%

--------
(a) Munder Institutional S&P 500 Index Equity Fund commenced operations on October 14, 1997. Munder Institutional S&P MidCap Index Equity Fund commenced operations on February 12, 1998.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) The amount shown at this caption for each share outstanding throughout the period, may not accord with the change in aggregate gains and losses in the portfolio securities for the period, because of the timing of purchases and withdrawals of shares in relation to the fluctuating market values of the portfolio.

                                                        SmallCap Index
                                                          Equity Fund
                                                    --------------------------
                                                       Year          Period
                                                       Ended          Ended
                                                    12/31/98(b)    12/31/97(a)
                                                    -----------    -----------
Net asset value, beginning of period...............   $10.23         $10.00
                                                      ------         ------
Income from investment operations:
Net investment income..............................     0.02           0.04
Net realized and unrealized gain on investments....     0.84           0.26
                                                      ------         ------
Total from investment operations...................     0.86           0.30
                                                      ------         ------
Less distributions:
Distributions from net investment income...........      --           (0.04)
Distributions from net realized gains..............    (0.04)         (0.03)
                                                      ------         ------
Total distributions................................    (0.04)         (0.07)
                                                      ------         ------
Net asset value, end of period.....................   $11.05 (d)     $10.23
                                                      ======         ======
Total return (c)...................................     8.41 %         3.00 %
                                                      ======         ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)...............   $  --          $2,559
Ratio of operating expenses to average net assets..     0.18 (c)       0.18 %(e)
Ratio of net investment income to average net as-
 sets..............................................     0.52 (e)       0.80 (f)
Ratio of operating expenses to average net assets
 without expenses reimbursed.......................     4.53 %(e)      3.88 (f)
Portfolio turnover.................................       17 %            8 %

--------
(a) The Munder Institutional SmallCap Index Equity Fund commenced operations on August 7, 1997.
(b) The Munder Institutional SmallCap Index Equity Fund ceased investment operations on May 18, 1998.
(c) Total return represents aggregate total return for the period indicated.
(d) Reflects the net asset value on May 18, 1998.
(e) Annualized based on the activity of the Fund through May 18, 1998.
(f) Annualized.

Appendix
--------------------------------------------------------------------------------

Standard & Poor's Indexes

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard and Poor's 500", "500", "S&P SmallCap 600(R)", "Standard & Poor's SmallCap 600", "600", "S&P MidCap 400", "Standard & Poor's MidCap 400" and "400", are trademarks of McGraw-Hill Companies, Inc. (McGraw-Hill) and have been licensed for use by the Company. Standard and Poor's Ratings Service (S&P) is a division of McGraw-Hill.

The Funds are not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500 or the S&P MidCap 400 to track general stock market performance. S&P's only relationship to the Munder Institutional Funds is the licensing of certain trademarks and trade names of S&P and of the indexes which are determined, composed and calculated by S&P without regard to the Munder Institutional Funds. S&P has no obligation to take the needs of the Company or the owners of the Funds into consideration in determining, composing or calculating the Indexes. S&P is not responsible for and has not participated in the determination of the prices and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

S&P does not guarantee the accuracy and/or the completeness of the Indexes or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Munder Institutional Funds, owners of the Funds, or any other person or entity from the use of the Indexes or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability of fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

For More Information


More information about The Munder Institutional Funds is available free upon request, including the following:

Annual/Semi-Annual Reports

Additional information about the Index Funds' investments is available in the Index Funds' annual and semi-annual reports to shareholders. In the Index Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Funds. In addition, you will also receive updated Prospectuses or Supplements to this Prospectus. In order to eliminate duplicate mailings, the Funds will only send one copy of the above communications to (1) accounts with the same primary record owner, (2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.

Statement of Additional Information

Provides more details about all of the funds and their policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (is legally considered part of this prospectus).

SEC file number: 811-4038
PROINSTY1099
Investment Advisor: Munder Capital Management
Distributed by: Funds Distributor, Inc.


To Obtain Information:

By telephone
Call 1-800-438-5789

By mail Write to:
The Munder Funds
480 Pierce Street
Birmingham, MI 48009

On the Internet Text-only versions of fund documents can be viewed online or downloaded from:
     Securities and Exchange Commission
     http://www.sec.gov

You can also obtain copies by visiting the Securities and Exchange Commission's Public
Reference Room in Washington, DC (phone
1-800-SEC-0330) or by sending your request and a duplicating fee to the Securities and Exchange Commission's Public Reference
Section, Washington, DC 2054-6009.